Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
Restricted Cash [Abstract]
Schedule of Restricted Cash
As of December 31, 2017 and 2016, restricted cash consisted of the following (in millions):

	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$544	$358
CQP and cash held by guarantor subsidiaries	1,045	247
Total current restricted cash	$1,589	$605